REVENUE - Schedule of Geographic Information (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of geographical areas [line items]
Revenues	$ 940	$ 866	$ 1,824	$ 1,795
Brazil
Disclosure of geographical areas [line items]
Revenues	375	353	707	697
United Kingdom
Disclosure of geographical areas [line items]
Revenues	249	199	485	398
Switzerland
Disclosure of geographical areas [line items]
Revenues	62	67	129	151
Singapore
Disclosure of geographical areas [line items]
Revenues	62	67	127	152
France
Disclosure of geographical areas [line items]
Revenues	71	62	134	138
Denmark
Disclosure of geographical areas [line items]
Revenues	34	33	70	74
China
Disclosure of geographical areas [line items]
Revenues	27	23	52	53
Hong Kong
Disclosure of geographical areas [line items]
Revenues	16	17	32	36
United States
Disclosure of geographical areas [line items]
Revenues	9	10	18	22
Germany
Disclosure of geographical areas [line items]
Revenues	7	6	15	15
Other
Disclosure of geographical areas [line items]
Revenues	$ 28	$ 29	$ 55	$ 59